RISK MANAGEMENT	6 Months Ended
Jun. 30, 2024
RISK MANAGEMENT
RISK MANAGEMENT
RISK MANAGEMENT
In the economic field, the months that have passed in 2024 have been characterized by positive results in terms of economic growth, while a gradual process of inflationary convergence that has slowed down the monetary normalization processes of most central banks in the world. In parallel, geopolitical conflicts, the global electoral super cycle and sociopolitical uncertainty at the local level have printed more volatility on assets during 2024.
In this context, a relevant event within the Bancolombia Group is the start of operations of Wenia Ltd. This new entity of the Group, incorporated in Bermuda and regulated by the Bermuda Monetary Authority (BMA), it has a Class F Digital Asset Business license, which can issue, sell and redeem digital assets, operate as a payment and digital asset exchange service provider, and offer wallet custody services. Wenia offers a stablecoin backed by the Colombian peso (“COPW”), digital asset exchange and custody, and transfers. Initially, its services are aimed only at Colombian citizens of legal age. Wenia’s quarterly results may fluctuate significantly due to variations in cryptocurrency market trading volumes, affecting income, expenses and financial performance of the crypto asset portfolio; and it’s earnings depend on transaction fees, which vary depending on the payment method and transaction value, and these can have a high correlation with the market valuations of Bitcoin, Ethereum and other digital assets. Among other financial risks, there is market risks implied by the introduction of COPW, related to the loss of value of Colombian government bonds backing the stablecoin issuance.
Credit risk
Credit risk is the risk of an economic loss to the Bank due to a non-fulfillment
of financial obligations by a customer or counterparty and arises principally from the decline on borrower´s creditworthiness or changes in the business climate. Credit risk is the single largest risk for the Bank’s business; the Bank manages its exposure to credit risk.
The information below contains the maximum exposure to credit risk for the periods ending June 30, 2024 and December 2023:
June 30, 2024

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	234,510,333	16,844,567	16,753,782	268,108,682

Commercial	131,486,672	5,756,755	9,057,801	146,301,228
Consumer	46,103,357	4,506,180	4,381,972	54,991,509
Mortgage	34,015,085	2,961,617	1,736,776	38,713,478
Small Business Loans	762,647	220,759	113,552	1,096,958
Financial Leases	22,142,572	3,399,256	1,463,681	27,005,509

Off-Balance Sheet Exposures	43,732,647	169,193	172,922	44,074,762

Financial Guarantees	12,070,332	16,738	141,815	12,228,885
Loan Commitments	31,662,315	152,455	31,107	31,845,877

Loss Allowance	3,373,602	2,695,075	10,857,784	16,926,461

Total	274,869,378	14,318,685	6,068,920	295,256,983

December 31, 2023

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	222,372,889	16,042,661	15,536,097	253,951,647

Commercial	120,773,927	5,453,537	8,459,932	134,687,396
Consumer	46,060,615	4,407,067	4,124,087	54,591,769
Mortgage	32,210,648	2,628,654	1,411,106	36,250,408
Small Business Loans	774,571	260,303	110,143	1,145,017
Financial Leases	22,553,128	3,293,100	1,430,829	27,277,057

Off-Balance Sheet Exposures	39,266,370	154,567	157,801	39,578,738

Financial Guarantees	12,533,868	26,889	130,441	12,691,198
Loan Commitments	26,732,502	127,678	27,360	26,887,540

Loss Allowance	(3,854,240)	(2,581,460)	(10,042,022)	(16,477,722)

Total	257,785,019	13,615,768	5,651,876	277,052,663

Maximum exposure to credit risk of the loans and advances refers to the carrying amount at the end of the period. It does not take into account any collateral received or any other credit risk mitigants.
Maximum exposure to credit risk of financial guarantees and loan commitments corresponds to the total amount guaranteed at the end of the period. It does not take into account any collateral received or any other credit risk mitigants.

a.	Credit Risk Management - Loans and Advances
The first half of 2024 shows an economic performance with growth, despite a slow decline in inflation levels and interest rates, in addition to the geopolitical tensions that continue to exist globally. About that, proactive credit risk management was maintained through the monitoring and follow-up
of customers and portfolios, the evaluation of the conditions and specific requirements of each one, as well as the development of methods, tools and models to optimize collection. Monitoring and reviewing the credit portfolio continues to be a key factor in identifying and applying proactive strategies at different stages of the credit cycle,
The risk management of the different types of operations throughout the stages of the credit cycle carried out by the Group is developed through compliance with the policies, procedures and methodologies established in the Risk Management System (in Colombia the Comprehensive Risk Management System - SIAR), which also includes the general criteria for assessing, qualifying, assuming, controlling and covering the aforementioned risk. In addition, the management has developed manuals of procedures and methodologies that specify the policies and procedures for the different products and segments served by the banks and that take into account the strategy approved by the Board of Directors for the monitoring and control of credit risk.
Country Risk
This risk refers to the possibility of an entity incurring losses as a result of financial operations abroad due to adverse economic and/or political conditions in the country receiving those operations, either because of restrictions on the transfer of foreign exchange or because of factors not attributable to the commercial and financial condition of the country receiving those operations. This definition includes, but is not limited to, sovereign risk (SR) and transfer risk (TR) associated with such factors.
The guidelines, policies and methodologies for country risks management are maintained in accordance with what was revealed as of December 31, 2023.
At the end of June 2024 compared to December 2023, no alerts were presented changes in the country ratings in any investment, nor were adjustments made for deterioration. Of the relevant movements, the transfer of the investment in Wenia Ltd. from other immaterial entities of the Group to Investment Banking is highlighted. The variation in the value of investments is mainly attributed to variation in the exchange rate, results of the period of foreign subsidiaries and distribution of dividends.

b.	Credit Quality Analysis - Loans and Financial Leases
At the end of June 2024, the Bank experienced positive dynamics in its portfolio compared to December 2023, with a 5.6% increase in the consolidated portfolio balance in local currency. Part of this increase is explained by the impact of the devaluation of the peso against the dollar during the analysis period of the foreign currency portfolio of the Group; additionally, during the period there was an increase in disbursements, especially in the Commercial portfolio, Corporate segment, across in all banks; the Mortgage portfolio remains stable with a slight upward trend in Colombia and Guatemala, while the Consumer and Microcredit modalities presented slight contractions in their balance in all regions except in Bancoagricola of Salvador.
The
30-day
past due loan ratio (consolidated) at stood at 5.60% as of June 2024, showing an increase compared to 5.39% in December 2023. The level of the bank´s non-performing
loans is mainly impacted by the deterioration of the commercial portfolio in the SME and business segments in Colombia and Panama, as well as the mortgage portfolio in all regions except El Salvador. Conversely, the consumer portfolio showed a general improvement, particularly in Colombia, Guatemala, and Panama. Macroeconomic factors, such as the downward trend in inflation and the gradual intervention of interest rates by central banks, have led to improved economic dynamics in the regions where the Group operates. However, an environment of economic uncertainty persists, continuing to affect consumption and significantly impacting the commerce, manufacturing, and construction sectors, which are fundamental pillars of the regional economy. All portfolios continue to be managed at different stages of the credit cycle in order to anticipate the materialization of risks and strategies for normalizing and containing the portfolio have been implemented.
Special Customer Administration (AEC)
The Bank implements proactive management in monitoring the credit risk of its clients, accompanied by extraordinary diagnostic spaces, early warning alert mechanisms, and general action strategies for client inclusion and follow-up.
As part of the monitoring strategies, the Bank has established a periodic committee to identify and manage risk situations arising from events that could potentially lead to a deterioration in the debtor’s repayment capacity. This committee facilitates tailored solutions based on the circumstances of each client.
The amount and allowance of customer included in the described watch list, as of June 30, 2024 and December 2023 is shown below:
June 30, 2024

Watch List - June 2024
Million COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	13,168,997	0.79%	103,623
Level 2 – Medium Risk	5,372,046	5.58%	299,932
Level 3 – High Risk	2,701,105	49.92%	1,348,405
Level 4 – High Risk	5,877,715	62.26%	3,659,681

Total	27,119,863	19.95%	5,411,641

December 31, 2023

Watch List - December 2023
Million COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	14,358,838	1.02%	146,014
Level 2 – Medium Risk	4,744,341	7.38%	349,972
Level 3 – High Risk	2,886,649	53.31%	1,538,882
Level 4 – High Risk	5,239,356	73.24%	3,837,196

Total	27,229,184	21.57%	5,872,064

Risk Concentration – Loans and Advances
Concentration of loans by economic sector
: The following table contains the detail of the portfolio of loans and financial leases by main economic activity of the borrower for the periods ending in June 2024 and December 2023:
June 30, 2024

	Loans and advances
Economic sector	Local	Foreign	Total
	In millions of COP
Agriculture	5,257,729	2,731,290	7,989,019
Petroleum and Mining Products	1,875,665	125,830	2,001,495
Food, Beverages and Tobacco	9,550,022	882,160	10,432,182
Chemical Production	4,615,911	26,920	4,642,831
Government	8,480,570	984,741	9,465,311
Construction	15,754,607	8,434,521	24,189,128
Commerce and Tourism	24,876,148	9,941,205	34,817,353
Transport and Communications	11,083,700	580,664	11,664,364
Public Services	12,269,579	1,876,043	14,145,622
Consumer Services	58,526,424	33,068,625	91,595,049
Commercial Services	29,238,621	11,723,041	40,961,662
Other Industries and Manufactured Products	9,758,675	6,445,991	16,204,666

Total	191,287,651	76,821,031	268,108,682

December 31, 2023

	Loans and advances
Economic sector	Local	Foreign	Total
	In millions of COP
Agriculture	5,162,973	2,488,789	7,651,762
Petroleum and Mining Products	1,846,238	234,523	2,080,761
Food, Beverages and Tobacco	9,147,936	888,429	10,036,365
Chemical Production	4,299,308	25,409	4,324,717
Government	8,369,707	887,448	9,257,155
Construction	16,202,035	5,561,782	21,763,817
Commerce and Tourism	23,803,830	11,068,049	34,871,879
Transport and Communications	9,574,318	351,176	9,925,494
Public Services	11,758,265	1,286,561	13,044,826
Consumer Services	59,032,642	32,965,565	91,998,207
Commercial Services	27,474,593	7,217,591	34,692,184
Other Industries and Manufactured Products	8,679,684	5,624,796	14,304,480

Total	185,351,529	68,600,118	253,951,647

Concentration of loan by maturity
: The following table shows the ranges of maturity for the credit loans and financial leases, according for the remaining term for the completion of the contract of loans and financial leases for the periods ending in June 2024 and December 2023:
June 30, 2024

Maturity	Less Than 1 Year	Between 1 and 5 Years	Between 5 and 15 Years	Greater Than 15 Years	Total
	In millions of COP
Commercial	42,442,926	63,513,671	39,564,051	780,580	146,301,228

Corporate	24,794,815	32,405,122	22,801,900	527,273	80,529,110
SME	4,600,917	7,354,754	2,386,587	70,356	14,412,614
Others	13,047,194	23,753,795	14,375,564	182,951	51,359,504

Consumer	1,266,588	26,596,091	26,413,082	715,748	54,991,509

Credit card	275,776	2,011,369	8,922,761	0	11,209,906
Vehicle	64,383	3,156,967	2,361,799	101	5,583,250
Order of payment	44,756	2,022,082	7,470,814	509,040	10,046,692
Others	881,673	19,405,673	7,657,708	206,607	28,151,661

Mortgage	70,360	1,088,582	10,048,018	27,506,518	38,713,478

VIS	11,311	274,730	2,331,847	11,958,960	14,576,848
Non-VIS	59,049	813,852	7,716,171	15,547,558	24,136,630

Finanacial Leases	1,438,673	8,990,233	13,008,796	3,567,807	27,005,509

Small business loans	245,292	613,837	187,129	50,700	1,096,958

Total gross loans and financial leases	45,463,839	100,802,414	89,221,076	32,621,353	268,108,682

December 31, 2023

Maturity	Less Than 1 Year	Between 1 and 5 Years	Between 5 and 15 Years	Greater Than 15 Years	Total
	In millions of COP
Commercial	40,601,345	57,828,301	35,936,869	320,881	134,687,396

Corporate	22,360,108	27,329,312	19,970,727	183,507	69,843,654
SME	4,486,326	7,497,307	2,200,274	16,650	14,200,557
Others	13,754,911	23,001,682	13,765,868	120,724	50,643,185

Consumer	1,289,150	26,549,043	26,086,537	667,039	54,591,769

Credit card	417,390	1,755,518	9,034,823	0	11,207,731
Vehicle	55,295	2,982,439	2,371,163	329	5,409,226
Order of payment	57,211	1,872,546	7,061,605	470,527	9,461,889
Others	759,254	19,938,540	7,618,946	196,183	28,512,923

Mortgage	75,189	1,005,831	9,601,783	25,567,605	36,250,408

VIS	23,303	264,232	2,157,322	10,552,767	12,997,624
Non-VIS	51,886	741,599	7,444,461	15,014,838	23,252,784

Financial Leases	1,639,218	9,165,622	12,939,908	3,532,309	27,277,057

Small business loans	208,429	737,255	194,581	4,752	1,145,017

Total gross loans and financial leases	43,813,331	95,286,052	84,759,678	30,092,586	253,951,647

Concentration by past due days
: The following table shows the loans and financial leases according to past due days. Loans or financial leases are considered past due if it is more than one month overdue (i.e. 31 days):
June 30, 2024

Past-due
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	More Than 360 Days	Total
	In millions of COP
Commercial	140,669,531	698,537	309,082	1,375,480	3,248,598	146,301,228
Consumer	50,001,741	1,948,887	697,631	2,114,684	228,566	54,991,509
Mortgage	35,456,267	1,499,419	268,225	774,212	715,355	38,713,478
Financial Leases	25,997,218	361,533	54,129	213,705	378,924	27,005,509
Small Business Loan	968,322	43,730	15,864	52,379	16,663	1,096,958

Total	253,093,079	4,552,106	1,344,931	4,530,460	4,588,106	268,108,682

December 31, 2023

December 31, 2023
Past-due
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	More Than 360 Days	Total
	In millions of COP
Commercial	129,866,971	500,794	205,141	1,777,620	2,336,870	134,687,396
Consumer	49,418,431	2,244,017	794,005	1,994,748	140,568	54,591,769
Mortgage	33,524,034	1,290,817	212,433	599,351	623,773	36,250,408
Financial Leases	26,436,493	247,124	56,434	196,578	340,428	27,277,057
Small Business Loans	1,005,725	50,138	14,859	58,244	16,051	1,145,017

Total	240,251,654	4,332,890	1,282,872	4,626,541	3,457,690	253,951,647

c.	Credit Risk Management – Other Financial Instruments
The portfolio is exposed to credit risks given the probability of incurring losses originated by the default in the payment of a coupon, principal and/or yields/dividends of a financial instrument by its issuer or counterparty. The probability of this type of events materializing may increase if there are scenarios of concentration in few issuers (counterparties) and whose credit performance is reflected by higher risk ratings; likewise, increases in credit risk may occur in scenarios in which the portfolio presents low levels of diversification at the level of type and sector of the counterparties with which financial asset transactions are carried out.
The Bank maintains the control and continuous monitoring of the assigned credit risk limits, as well as the consumption thereof. Additionally, the Bank follows up and manages alerts on counterparties and issuers of securities, based on public market information and news related to their performance; this allows mitigating the risks of default or reduction of value for the managed positions.
For credit risk management, each of the positions that make up the portfolio of the own position are adjusted to the policies and limits that have been defined and that seek to minimize the exposure to the same:

•	Term Limits

•	Credit Limits

•	Counterparty Limits

•	Master Agreement

•	Margin Agreements

•	Counterparty Alerts

d.	Credit Quality Analysis - Other Financial Instruments
In order to evaluate the credit quality of a counterparty or issuer (to determine a risk level or profile), the Bank relies on two rating systems: an external one and an internal one, both of which allow to identify a degree of risk differentiated by segment and country and to apply the policies that have been established for issuers or counterparties with different levels of risk, in order to limit the impact on liquidity and/or the income statement of the Bank.
External credit rating system
is divided by the type of rating applied to each instrument or counterparty; in this way the geographic location, the term and the type of instrument allow the assignment of a rating according to the methodology that each examining agency uses.
Internal credit rating system:
The “ratings or risk profiles” scale is created with a range of levels that go from low exposure to high exposure (this can be reported in numerical or alphanumerical scales), where the rating model is sustained by the implementation and analysis of qualitative and quantitative variables at sector level, which according to the relative analysis of each variable, determine credit quality; in this way the internal credit rating system aims to establish adequate margin in decision-making regarding the management of financial instruments.
In accordance with the criteria and considerations specified in the internal rating allocation and external credit rating systems methodologies, the following schemes of relation can be established, according to credit quality given to each one of the qualification scales:
Low Risk:
All investment grade positions (from AAA to
BBB-),
as well as those issuers that according to the information available (financial statements, relevant information, external ratings, CDS, among others) reflect adequate credit quality.
Medium Risk:
All speculative grade positions (from BB+ to
BB-),
as well as those issuers that according to the available information (Financial statements, relevant information, external qualifications, CDS, among others) reflect weaknesses that could affect their financial situation in the medium term.
High Risk:
All positions of speculative grade (from B+ to D), as well as those issuers that according to the information available (Financial statements, relevant information, external qualifications, CDS, among others) reflect a high probability of default of financial obligations or that already have failed to fulfill them.

•	Credit Quality Analysis of the Bank

	Debt Instruments		Equity		Other financial instruments(1)		Derivatives(2)
	jun-24	dic-23	jun-24	dic-23	jun-24	dic-23	jun-24	dic-23
	In Millions of COP
Maximum Exposure to Credit Risk
Low Risk	22,771,391	21,078,496	354,697	220,967	3,059	21,976	1,032,547	1,711,788
Medium Risk	4,527,110	827,469	0	17,354	12,444	—	111	316
Hihg Risk	2,629,896	3,242,504	2,384	587	2,967	2966	2,749	17,327
Without Rating	26,102	—	275,651	304,302	12,444	13,377	77,983	95319

Total	29,954,499	25,148,469	632,732	543,210	30,914	38,319	1,113,390	1,824,750

1)
Corresponds to SAFE “Simple Agreement for Future Equity”, in Inversiones CFNS S.A.S., Sistema de Inversiones y Negocios, S.A. and Banagrícola S.A (For 2023). For the year 2022 were revealed as debt securities and equity.

(2)	For derivatives transactions counterparty risk is disclosed as long as the valuation is positive.

•	Risk exposure by credit rating

	Other financial instruments
	June 2024	December 2023
	In Millions of COP
Maximum Exposure to Credit Risk
Sovereign Risk	9,576,229	7,520,002
AAA	11,632,443	9,613,353
AA+	2,545,827	2,934,561
AA	722,808	761,139
AA-	169,967	285,253
A+	622,674	763,754
A	631,813	465,025
A-	257,097	396,755
BBB+	546,032	604,672
BBB	302,694	243,820
BBB-	185,921	1,808,396
Other	4,145,850	1,745,020
No rated	392,180	412,998

Total	31,731,535	27,554,748

•	Financial credit quality of other financial instruments that are not in default nor impaired in value
Debt instruments:
100% of the debt instruments are not in default.
Equity:
The positions do not represent significant risks.
Derivatives:
99.9% of the credit exposure does not present incidences of material default. The remaining percentage corresponds to default events at the end of the period.

•	Maximum exposure level to the credit risk given:

	Maximum Exposure		Collateral		Net Exposure
	jun-24	dic-23	jun-24	dic-23	jun-24	dic-23
	In Millions of COP
Maximum Exposure to Credit Risk
Debt Instruments	29,954,499	25,148,469	(1,247,240)	(1,407,484)	28,707,259	23,740,985
Derivatives	1,113,390	1,824,750	(411,405)	(698,662)	701,985	1,126,088
Equity	632,732	543,210	0	0	632,732	543,210
Other financial instruments	30,914	38,319	0	—	30,914	38,319

Total	31,731,535	27,554,748	(1,658,645)	(2,106,146)	30,072,890	25,448,602

Collateral Held (-) and Collateral Pledged (+)

•	Collateral - other financial instruments
Level of collateral:
Respect to the type of asset or operation, a collateral level is determined according to the policies defined for each product and the market where the operation is carried out.
Assets held as collateral in organized markets:
The only assets that can be received as collateral are those defined by the central counterparties, the stock market where the operation is negotiated, those assets that are settled separately in different contracts or documents, which can be managed by each organization and must comply with the investment policies defined by the Bank, taking into account the credit limit for each type of asset or operation received or delivered, which collateral received are the best credit quality and liquidity.

Assets received as bilateral collateral between counterparties:
The collateral accepted in international OTC derivative operations is agreed on bilaterally in the Credit Support Annex (CSA)
1
and with fulfillment in cash in dollars and managed by ClearStream. This company acts on behalf of Bancolombia for making international margin calls and providing a better management of the collateral.
Collateral adjustments for margin agreements:
The adjustments will be determined by the criteria applied by both the external and internal regulations in effect, and at the same time, mitigation standards are maintained so that the operation fulfills the liquidity and solidity criteria for settlement.
Credit risk concentration - other financial instruments
According to the regulations, the Bank must control daily the risk of positions of the Bank’s companies where the same issuer or counterparty stands, below the legal limits. By the same way, the positions of the Bank are verified in respect of the authorized risk levels in each country to guarantee the alerts and positions limits, that are considered outside of the Bank risk appetite.
Currently, the Bank’s positions do not exceed the concentration limit.
MARKET RISK
Bancolombia’s Bank currently measure the treasury book exposure to market risk (including OTC derivatives positions) as well as the currency risk exposure of the banking book, which is provided to the Treasury Division, using a VaR methodology established in accordance with “Chapter XXXI of the Basic Accounting Circular”, issued by the Financial Superintendence of Colombia.
The VaR methodology established by “Chapter XXXI of the Basic Accounting Circular” is based on the model recommended by the Amendment to the Capital Accord to Incorporate Market Risks of Basel Committee, which focuses on the treasury book and excludes investments classified as amortized cost which are not being given as collateral and any other investment that comprises the banking book. In addition, the methodology aggregates all risks by the use of correlations, through an allocation system based on defined zones and bands, affected by given sensitivity factors.
Bancolombia use different models with the purpose of measure risk exposure and the portfolio diversification effect, the main metrics are: i) the standard methodology required by the Financial Superintendence of Colombia, is established by “Chapter XXXI of the Basic Accounting Circular”, and ii) the internal methodology of historical weighted simulation, which use a confidence level of 99%, a holding period of 10 days, a time frame of 250 business days and hierarchical VaR limits.
The guidelines and principles of the Bank´s Market Risk Management have been keeping in accordance with disclose of December 31, 2023.
The total market risk VaR had an increase of 37.2%, from COP 1,096,000 on December 31, 2023 to COP 1,503,210 in June 30, 2024, this increase is explained by the exposure to different market risk factors. The risk factor leading the increment is the exchange rate, which registered a greater exposure to the US dollar; followed by the interest

1
A Credit Support Annex (CSA) provides credit protection by setting forth the rules governing the mutual posting of collateral. CSAs are used in documenting collateral arrangements between two parties that trade privately negotiated (over the counter) derivative securities. The trade is documented under a standard contract called a master agreement, developed by the International Swaps and Derivatives Association (ISDA).

rate factor driven mainly by the increase in the portfolio in investments in United States government bonds and local public debt. The collective investment funds factor registered an increase mainly due a greater exposure of the Colombia Inmobiliario Fund, followed by the share price factor due to valuations in investments.

Factor	June 30, 2024 In millions of Colombian pesos
	End of Period	Average	Maximum June, 2024	Minimum January, 2024
Interest rate	492,287	477,874	492,287	453,240
Exchange rate	642,237	457,877	642,237	364,421
Stock price	347,947	347,135	347,947	346,694
Collective investment funds	20,739	23,074	20,739	18,005

VaR Total	1,503,210	1,305,960	1,503,210	1,182,360

Factor	December 31, 2023 In millions of Colombian pesos
	End of Period	Average	Maximum August, 2023	Minimum January, 2023
Interest rate	405,467	418,472	542,464	383,914
Exchange rate	332,662	185,624	295,572	95,115
Stock price	342,024	332,443	338,540	312,136
Collective investment funds	15,847	23,292	27,923	24,207

VaR Total	1,096,000	959,832	1,204,500	815,373

On the other hand, regarding the VaR measured with the internal, no relevant variations were identified in the VaR metrics at the end of the quarter, nor were any exceedances of the approved limits.
This exposure has been permanently monitored by the Board of Directors and is an input for the decision-making process to preserve the stability in the Bank.
Non-trading
instruments market risk measurement
Interest Risk Exposure (Banking Book)
The Bancolombia Group performs a sensitivity analysis of interest rate risk, estimating the impact on the net interest margin of each position in the banking book using a repricing model and assuming a positive parallel change of 100 basis points (bps) in the rates.
Table 1 provides information about the interest rate risk sensitivity of the Bancolombia Group’s banking book positions.
Table 1. Sensitivity to Interest Rate Risk of the Banking Book
The chart below provides information about interest rate risk sensitivity in local currency (COP) at June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
	In millions of COP
Assets sensitivity 100 bps	1,142,621	1,152,782
Liabilities sensitivity 100 bps	579,089	595,749

Net interest income sensitivity 100 bps	563,532	557,033

The chart below provides information about interest rate risk sensitivity in foreign currency (US dollars) at June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
	In thousands of USD
Assets sensitivity 100 bps	75,189	75,052
Liabilities sensitivity 100 bps	74,471	74,800

Net interest income sensitivity 100 bps	718	252

A positive net sensitivity denotes a higher sensitivity of assets than of liabilities and implies that a rise in interest rates will positively affect the Bank´s net interest income. A negative sensitivity denotes a higher sensitivity of liabilities than of assets and implies that a rise in interest rates will negatively affect the Bank´s net interest income. In the event of a decrease in interest rates, the impacts on net interest income would be opposite to those described above.
Total Exposure
As of June 30, 2024, the net sensitivity of the banking book in legal currency to positive and parallel variations in interest rates of 100 basis points was COP 563,532. The variation in the sensitivity of the net interest margin between December 2023 and June 2024 is presented by the decrease in liability sensitivity due to the reduction in the balance and an extension in repricing terms for CDTs, passive loans, and bonds indexed to floating rates.
On the other hand, the sensitivity to the net interest margin in foreign currency, assuming the same parallel displacement of 100 basis points presented an increase between December 31, 2023 and June 30, 2024, due to a rise in fixed-rate sensitive loans and a decline in passive loans at Bancolombia, Banistmo and BAM, which was partly offset by higher deposit accounts and CDTs at Banistmo and Bancolombia Panamá.
Liquidity risk
During the first quarter, Bancolombia presented a comfortable liquidity level, accomplishing with internal and mandatory ratios. Likewise, the alerts established for monitoring liquidity did not present breaches that could materialize any risk. Additionally, liquid assets fulfilled the limits and comfortably covered the liquidity requirements of the Bank companies.
Liquidity risk exposure
:
In order to estimate liquidity risk, the Bank measures a liquidity coverage ratio to ensure holding liquid assets sufficient to cover potential net cash outflows over 30 days. This indicator allows the Bank to meet liquidity coverage for the next month. The liquidity coverage ratio is presented as follows:

Liquidity Coverage Ratio	June 30, 2024	December 31, 2023
	In millions of COP
Net cash outflows into 30 days	16,196,929	13,752,496
Liquid Assets	50,703,906	50,680,823

Liquidity coverage ratio*	313.05%	368.52%

The coverage indicator presented a reduction from 368.5% in December 2023 to 313.05% in June 2024, mainly explained by the increase in Bancolombia’s liquidity requirement, due to the reduction in the projection of income in active liquidity operations and loans.
Liquid Assets
One of the main guidelines of the Bank is to maintain a solid liquidity position, therefore, the ALCO Committee, has established a minimum level of liquid assets, based on the funding needs of each subsidiary, to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Bank’s reputation.
The following table shows the liquid assets held by Bank:

Liquid Assets (1)	June 30, 2024	December 31, 2023
	In millions of COP
High quality liquid assets
Cash	22,728,761	25,273,317
High quality liquid securities (2)	20,546,711	19,951,771
Other Liquid Assets
Other securities (3)	7,428,434	5,455,735

Total Liquid Assets	50,703,906	50,680,823

(1)
Liquid assets: Liquid assets will be considered those that are easily realized and are part of the entity’s portfolio or those that have been received as collateral in active operations in the money market and have not been subsequently used in passive operations in the money market. and do not have any mobility restrictions. The following are considered liquid assets: available assets, shares in open collective investment funds without a permanence agreement, shares registered on a stock exchange in Colombia that are eligible to be subject to repo or repo operations, and negotiable investments available for sale. sale of fixed income securities.

(2)
High quality securities are considered to be those available and the shares that are eligible to be subject to repo or repo operations, additionally for those entities that are in the group of OMAS Placement Agents (ACO) those liquid assets that receive the Banco de la República for its monetary expansion and contraction operations described in section 3.1.1 of the External Regulatory Circular
DODM-142
of the Banco de la República or otherwise (if it is not ACO) only those securities that are mandatory listing in the market maker program. This applies to all securities that are accepted as collateral by the central banks of the geographies where the Bancolombia Group is located. The characteristic of high liquidity is possessed by the available, in all cases, and those liquid assets that central banks use for their monetary expansion and contraction operations. Liquid assets are adjusted for market liquidity and currency risk.

(3)	Other liquid assets: liquid assets that do not meet the quality characteristic are those included in this item.
Interest Rate Benchmark Reform
As part of the LIBOR benchmark reform that is being implemented since 2017 by the Financial Conduct Authority of the UK, in March of the present year, it was announced that the publication of LIBOR on a representative basis will cease for the one-week
and
two-month
USD LIBOR settings immediately after December 31, 2021, and the remaining USD LIBOR settings immediately after June 30, 2023.
Grupo Bancolombia has taken the necessary measures to identify and implement the action plans required to address the discontinuation process of the LIBOR rate, among them, the approval of SOFR rate as the replacement rate of LIBOR in USD, which was approved by the Asset and Liability Management (ALM) Committee and the Risk Committee of the Board of Directors, to commenced with the development of products indexed to the new reference rate (SOFR).

The following tables provide a breakdown by currency and nature of financial instruments exposed to the LIBOR rate for the periods ending in June 2024 and December 2023:

June 30, 2024
millions COP
USD LIBOR 1
Assets
Loans	26,867
Bonds
Derivatives

Total Assets	26,867

Liabilities
Loans	52
Term deposits	9,886

Total Liabilities	9,938

1	Cessation date: USD LIBOR 06/30/23. Portfolio balances and market value of derivative transactions outstanding at June 30, 2024.

December 31, 2023
millions COP
USD LIBOR 1
Assets
Loans	66,351
Bonds	—
Derivatives	—

Total Assets	66,351

Liabilities
Loans	323
Term deposits	6,750

Total Liabilities	7,073

1
Cessation date: USD LIBOR 06/30/23. Portfolio balances and market value of derivative transactions outstanding at December 31, 2023. These correspond to transactions conducted before June 30, 2023, whose maturity will occur according to the agreed contractual terms.

Risk
Any failure by market participants, such as the Bank, and regulators to successfully introduce benchmark rates to replace LIBOR and implement effective transitional arrangements to address the discontinuation of LIBOR could result in disruption of the financial and capital markets. In addition, the transition process to an alternative reference rate could impact the Bank’s business, financial condition or result of operations, as a result of:

•	An adverse impact in pricing, liquidity, value, return and trading for a broad array of financial products, loans and derivatives that are included in the Bank’s financial assets and liabilities.

•	Extensive changes to internal processes and documentation that contain references to LIBOR or use formulas that depend on LIBOR.

•	Disputes, litigation or other actions with counterparties regarding the interpretation and enforceability of provisions in LIBOR -based products such as fallback language or other related provisions.

•
The transition and development of appropriate systems and models to effectively transition the Bank’s risk management processes from LIBOR -based products to those based on one or more alternative reference rates in a timely manner; and

•	An increase in prepayments of LIBOR -linked loans by the Bank’s clients.
From January 2022, products indexed to the SOFR rate began to be offered, additionally it was defined not to carry new operations indexed to the LIBOR rate. In turn, as an organization, we will continue, during
2024, on the transition process of
operations
that are indexed to LIBOR.